NATIONWIDE®

VARIABLE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2005

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–3232–12/05

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

Evergreen VAF – Evergreen VA Balanced Fund – Class 1 (EvBal) 3,962,861 shares (cost $58,236,635)	$55,995,228
Evergreen VAF – Evergreen VA Fundamental Large Cap Fund – Class 1 (EvFdLrgCp) 4,360,565 shares (cost $68,500,312)	78,010,507
Evergreen VAF – Evergreen VA Growth Fund – Class 1 (EvGrowth) 297,551 shares (cost $3,730,945)	4,373,995
Evergreen VAF – Evergreen VA International Growth Fund – Class 1 (EvIntGr) 1,754,148 shares (cost $18,633,343)	25,101,851
Evergreen VAF – Evergreen VA Omega Fund – Class 1 (EvOmega) 2,454,828 shares (cost $47,488,308)	41,216,557
Evergreen VAF – Evergreen VA Special Values Fund – Class 1 (EvSpVal) 1,393,153 shares (cost $18,501,463)	22,471,565
Evergreen VAF – Evergreen VA Strategic Income Fund – Class 1 (EvStratInc) 2,642,788 shares (cost $26,358,561)	26,639,305
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 50,751 shares (cost $332,492)	313,133
Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 25,618 shares (cost $422,291)	527,995
Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR) 7,067 shares (cost $98,186)	145,435
Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 66,776 shares (cost $921,161)	1,004,312
Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon) 59,778 shares (cost $1,277,602)	1,854,922
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 38,467 shares (cost $598,451)	667,023
Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 18,686 shares (cost $219,645)	215,640
Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 13,549,444 shares (cost $13,549,444)	13,549,444

Total investments	272,086,912
Accounts receivable	1,140

Total assets	272,088,052
Accounts payable	–

Contract owners’ equity (note 4)	$272,088,052

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	EvBal	EvFund	EvFdLrgCp	EvGrowth	EvIntGr	EvOmega	EvSpEq
Reinvested dividends	$5,313,940	1,457,208	420,315	717,865	–	568,955	92,650	–
Mortality and expense risk charges (note 2)	(4,124,366)	(876,611)	(166,681)	(1,036,049)	(44,302)	(347,793)	(625,891)	(18,845)

Net investment income (loss)	1,189,574	580,597	253,634	(318,184)	(44,302)	221,162	(533,241)	(18,845)

Proceeds from mutual fund shares sold	119,016,689	18,039,961	40,824,498	20,979,595	761,263	5,017,059	11,335,237	4,531,666
Cost of mutual fund shares sold	(123,381,487)	(19,595,782)	(44,416,732)	(19,130,619)	(701,082)	(3,779,528)	(15,491,639)	(4,174,697)

Realized gain (loss) on investments	(4,364,798)	(1,555,821)	(3,592,234)	1,848,976	60,181	1,237,531	(4,156,402)	356,969
Change in unrealized gain (loss) on investments	13,818,419	3,104,079	653,916	6,040,076	643,049	1,836,583	5,402,055	(850,106)

Net gain (loss) on investments	9,453,621	1,548,258	(2,938,318)	7,889,052	703,230	3,074,114	1,245,653	(493,137)

Reinvested capital gains	2,546,502	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$13,189,697	2,128,855	(2,684,684)	7,570,868	658,928	3,295,276	712,412	(511,982)

Investment activity:	EvSpVal	EvStratInc	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPAM	FidVIPCon	FidVIPGrOp
Reinvested dividends	$218,564	1,340,829	63,206	4,094	1,412	26,683	6,256	6,350
Mortality and expense risk charges (note 2)	(322,271)	(410,854)	(5,764)	(7,404)	(2,612)	(14,020)	(27,167)	(8,353)

Net investment income (loss)	(103,707)	929,975	57,442	(3,310)	(1,200)	12,663	(20,911)	(2,003)

Proceeds from mutual fund shares sold	3,826,181	5,465,863	320,220	198,626	99,149	149,069	625,443	216,121
Cost of mutual fund shares sold	(2,834,504)	(5,013,349)	(329,909)	(239,388)	(53,743)	(147,745)	(560,369)	(273,313)

Realized gain (loss) on investments	991,677	452,514	(9,689)	(40,762)	45,406	1,324	65,074	(57,192)
Change in unrealized gain (loss) on investments	(1,161,523)	(2,255,716)	(44,772)	119,284	(14,999)	9,581	223,928	102,390

Net gain (loss) on investments	(169,846)	(1,803,202)	(54,461)	78,522	30,407	10,905	289,002	45,198

Reinvested capital gains	2,304,453	236,636	–	3,204	1,059	342	391	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,030,900	(636,591)	2,981	78,416	30,266	23,910	268,482	43,195

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITGvtBd	GVITMyMkt
Reinvested dividends	$8,402	381,151
Mortality and expense risk charges (note 2)	(3,570)	(206,179)

Net investment income (loss)	4,832	174,972

Proceeds from mutual fund shares sold	203,896	6,422,842
Cost of mutual fund shares sold	(216,246)	(6,422,842)

Realized gain (loss) on investments	(12,350)	–
Change in unrealized gain (loss) on investments	10,594	–

Net gain (loss) on investments	(1,756)	–

Reinvested capital gains	417	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,493	174,972

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		EvBal		EvFund		EvFdLrgCp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,189,574	(1,114,323)	580,597	(419,332)	253,634	(528,493)	(318,184)	(141,910)
Realized gain (loss) on investments	(4,364,798)	(4,670,455)	(1,555,821)	(1,082,819)	(3,592,234)	(1,128,123)	1,848,976	(448,947)
Change in unrealized gain (loss) on investments	13,818,419	28,456,668	3,104,079	4,833,882	653,916	4,554,580	6,040,076	4,378,457
Reinvested capital gains	2,546,502	455,807	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	13,189,697	23,127,697	2,128,855	3,331,731	(2,684,684)	2,897,964	7,570,868	3,787,600

Equity transactions:
Purchase payments received from contract owners (note 3)	2,504,035	5,295,019	437,514	908,760	38,500	439,912	819,875	696,013
Transfers between funds	–	–	(1,447,280)	(1,300,796)	(38,532,310)	(1,274,911)	35,898,797	550,246
Redemptions (note 3)	(67,930,765)	(54,807,543)	(15,906,656)	(10,646,664)	(2,108,300)	(9,630,534)	(18,937,723)	(7,644,186)
Annuity benefits	(19,403)	(18,847)	(9,868)	(9,579)	–	(2,971)	(2,971)	–
Contingent deferred sales charges (note 2)	(702,142)	(703,737)	(151,953)	(144,579)	(24,364)	(93,752)	(165,256)	(96,348)
Adjustments to maintain reserves	(171,366)	129,743	(85,088)	87,755	(21,752)	24,794	(6,875)	219

Net equity transactions	(66,319,641)	(50,105,365)	(17,163,331)	(11,105,103)	(40,648,226)	(10,537,462)	17,605,847	(6,494,056)

Net change in contract owners’ equity	(53,129,944)	(26,977,668)	(15,034,476)	(7,773,372)	(43,332,910)	(7,639,498)	25,176,715	(2,706,456)
Contract owners’ equity beginning of period	325,217,996	352,195,664	71,029,930	78,803,302	43,332,910	50,972,408	52,832,759	55,539,215

Contract owners’ equity end of period	$272,088,052	325,217,996	55,995,454	71,029,930	–	43,332,910	78,009,474	52,832,759

CHANGES IN UNITS:
Beginning units	21,394,974	24,956,821	4,607,548	5,367,567	3,059,534	3,881,413	2,855,378	3,232,209

Units purchased	3,657,864	1,447,608	87,593	127,519	7,762	83,650	2,212,563	156,651
Units redeemed	(8,634,618)	(5,009,455)	(1,192,196)	(887,538)	(3,067,296)	(905,529)	(1,145,674)	(533,482)

Ending units	16,418,220	21,394,974	3,502,945	4,607,548	–	3,059,534	3,922,267	2,855,378

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	EvGrowth		EvIntGr		EvOmega		EvSpEq
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(44,302)	–	221,162	(45,831)	(533,241)	(721,144)	(18,845)	(66,374)
Realized gain (loss) on investments	60,181	–	1,237,531	(38,557)	(4,156,402)	(2,690,481)	356,969	66,746
Change in unrealized gain (loss) on investments	643,049	–	1,836,583	4,018,272	5,402,055	6,188,744	(850,106)	206,349
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	658,928	–	3,295,276	3,933,884	712,412	2,777,119	(511,982)	206,721

Equity transactions:
Purchase payments received from contract owners (note 3)	56,418	–	228,130	369,719	305,205	788,742	6,689	248,346
Transfers between funds	4,277,593	–	1,087,622	742,113	(2,204,482)	24,766	(4,184,699)	512,168
Redemptions (note 3)	(613,901)	–	(4,855,996)	(3,731,334)	(8,644,320)	(6,100,614)	(211,983)	(617,673)
Annuity benefits	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(6,519)	–	(60,356)	(46,733)	(136,330)	(90,963)	(4,652)	(12,726)
Adjustments to maintain reserves	1,756	–	113	(44,800)	139	2,273	(1,489)	172

Net equity transactions	3,715,347	–	(3,600,487)	(2,711,035)	(10,679,788)	(5,375,796)	(4,396,134)	130,287

Net change in contract owners’ equity	4,374,275	–	(305,211)	1,222,849	(9,967,376)	(2,598,677)	(4,908,116)	337,008
Contract owners’ equity beginning of period	–	–	25,408,897	24,186,048	51,184,255	53,782,932	4,908,116	4,571,108

Contract owners’ equity end of period	$4,374,275	–	25,103,686	25,408,897	41,216,879	51,184,255	–	4,908,116

CHANGES IN UNITS:
Beginning units	–	–	1,966,957	2,192,842	3,423,568	3,792,799	541,644	526,431

Units purchased	480,490	–	170,092	143,324	48,112	168,549	20,386	125,758
Units redeemed	(77,550)	–	(437,992)	(369,209)	(779,359)	(537,780)	(562,030)	(110,545)

Ending units	402,940	–	1,699,057	1,966,957	2,692,321	3,423,568	–	541,644

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	EvSpVal		EvStratInc		FidVIPHI		FidVIPOv
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(103,707)	(88,904)	929,975	949,400	57,442	55,172	(3,310)	(1,182)
Realized gain (loss) on investments	991,677	1,160,770	452,514	151,553	(9,689)	41,789	(40,762)	(192,039)
Change in unrealized gain (loss) on investments	(1,161,523)	2,494,318	(2,255,716)	675,860	(44,772)	(44,902)	119,284	268,092
Reinvested capital gains	2,304,453	169,619	236,636	274,862	–	–	3,204	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,030,900	3,735,803	(636,591)	2,051,675	2,981	52,059	78,416	74,871

Equity transactions:
Purchase payments received from contract owners (note 3)	171,538	469,753	208,617	560,686	–	19,976	–	–
Transfers between funds	1,473,343	1,747,048	829,348	732,618	(82,757)	10,098	(30,786)	–
Redemptions (note 3)	(3,998,140)	(4,481,169)	(5,049,886)	(4,175,209)	(150,807)	(366,157)	(160,375)	(349,216)
Annuity benefits	–	–	(6,564)	(6,297)	–	–	–	–
Contingent deferred sales charges (note 2)	(45,657)	(50,530)	(44,700)	(72,973)	(1)	(223)	–	(360)
Adjustments to maintain reserves	257	1,214	(57,814)	58,351	(18)	46	(21)	24

Net equity transactions	(2,398,659)	(2,313,684)	(4,120,999)	(2,902,824)	(233,583)	(336,260)	(191,182)	(349,552)

Net change in contract owners’ equity	(367,759)	1,422,119	(4,757,590)	(851,149)	(230,602)	(284,201)	(112,766)	(274,681)
Contract owners’ equity beginning of period	22,839,515	21,417,396	31,396,745	32,247,894	543,737	827,938	640,751	915,432

Contract owners’ equity end of period	$22,471,756	22,839,515	26,639,155	31,396,745	313,135	543,737	527,985	640,751

CHANGES IN UNITS:
Beginning units	1,186,348	1,312,077	2,000,625	2,202,413	46,813	77,026	44,308	70,927

Units purchased	127,058	169,872	146,076	178,854	7,132	21,587	–	–
Units redeemed	(244,661)	(295,601)	(409,909)	(380,642)	(27,323)	(51,800)	(13,205)	(26,619)

Ending units	1,068,745	1,186,348	1,736,792	2,000,625	26,622	46,813	31,103	44,308

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPOvR		FidVIPAM		FidVIPCon		FidVIPGrOp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,200)	(495)	12,663	26,514	(20,911)	(27,445)	(2,003)	(7,355)
Realized gain (loss) on investments	45,406	7,412	1,324	(74,320)	65,074	(99,057)	(57,192)	(323,645)
Change in unrealized gain (loss) on investments	(14,999)	15,303	9,581	86,220	223,928	423,713	102,390	365,540
Reinvested capital gains	1,059	–	342	–	391	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	30,266	22,220	23,910	38,414	268,482	297,211	43,195	34,540

Equity transactions:
Purchase payments received from contract owners (note 3)	–	10,730	2,942	34,909	2,716	32,819	2,942	29,760
Transfers between funds	(3,459)	7,630	19,408	(5,508)	81,865	(16,436)	58,488	12,071
Redemptions (note 3)	(88,815)	(10,415)	(131,410)	(570,733)	(593,140)	(1,133,267)	(154,782)	(737,963)
Annuity benefits	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	–	(1)	(2)	(510)	(29)	(1,082)	(19)	(828)
Adjustments to maintain reserves	61	19	21	20	(34)	177	(604)	(1,246)

Net equity transactions	(92,213)	7,963	(109,041)	(541,822)	(508,622)	(1,117,789)	(93,975)	(698,206)

Net change in contract owners’ equity	(61,947)	30,183	(85,131)	(503,408)	(240,140)	(820,578)	(50,780)	(663,666)
Contract owners’ equity beginning of period	207,364	177,181	1,089,449	1,592,857	2,095,062	2,915,640	717,295	1,380,961

Contract owners’ equity end of period	$145,417	207,364	1,004,318	1,089,449	1,854,922	2,095,062	666,515	717,295

CHANGES IN UNITS:
Beginning units	16,902	16,191	68,066	103,491	109,721	173,860	64,695	131,641

Units purchased	87	2,972	1,708	10,918	4,449	5,971	9,737	4,019
Units redeemed	(6,870)	(2,261)	(8,612)	(46,343)	(29,920)	(70,110)	(18,444)	(70,965)

Ending units	10,119	16,902	61,162	68,066	84,250	109,721	55,988	64,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGvtBd		GVITMyMkt
Investment activity:	2005	2004	2005	2004
Net investment income (loss)	$4,832	20,251	174,972	(117,195)
Realized gain (loss) on investments	(12,350)	(20,737)	–	–
Change in unrealized gain (loss) on investments	10,594	(7,760)	–	–
Reinvested capital gains	417	11,326	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,493	3,080	174,972	(117,195)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,979	40,563	219,970	644,331
Transfers between funds	(149)	(50,669)	2,759,458	(1,690,438)
Redemptions (note 3)	(155,793)	(209,365)	(6,168,738)	(4,403,044)
Annuity benefits	–	–	–	–
Contingent deferred sales charges (note 2)	(2)	(157)	(62,302)	(91,972)
Adjustments to maintain reserves	23	4	(41)	721

Net equity transactions	(152,942)	(219,624)	(3,251,653)	(5,540,402)

Net change in contract owners’ equity	(149,449)	(216,544)	(3,076,681)	(5,657,597)
Contract owners’ equity beginning of period	365,096	581,640	16,626,115	22,283,712

Contract owners’ equity end of period	$215,647	365,096	13,549,434	16,626,115

CHANGES IN UNITS:
Beginning units	24,067	39,038	1,378,800	1,836,896

Units purchased	3,101	20,601	331,518	227,363
Units redeemed	(13,207)	(35,572)	(600,370)	(685,459)

Ending units	13,961	24,067	1,109,948	1,378,800

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen – VA Omega Growth Fund (formerly Evergreen – VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

On May 1, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen – VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

On August 17, 1998, the Depositor transferred to the Account, 100,000 shares of the Evergreen – International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

On February 1, 1999, the Depositor transferred to the Account, 400,000 shares of the Evergreen – VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

Evergreen VAF – Evergreen VA Balanced Fund – Class 1 (EvBal)

    (formerly Evergreen VAF – Evergreen VA Foundation Fund – Class 1)

Evergreen VAF – Evergreen VA Blue Chip Fund*

Evergreen VAF – Evergreen VA Capital Growth Fund*

Evergreen VAF – Evergreen VA Equity Index Fund*

Evergreen VAF – Evergreen VA Fund – Class 1 (EvFund)*

Evergreen VAF – Evergreen VA Fundamental Large Cap Fund – Class 1 (EvFdLrgCp)

    (formerly Evergreen VAF – Evergreen VA Growth And Income Fund – Class 1)

Evergreen VAF – Evergreen VA Global Leaders Fund*

Evergreen VAF – Evergreen VA Growth Fund – Class 1 (EvGrowth)

Evergreen VAF – Evergreen VA International Growth Fund – Class 1 (EvIntGr)

Evergreen VAF – Evergreen VA Masters Fund*

Evergreen VAF – Evergreen VA Omega Fund – Class 1 (EvOmega)

Evergreen VAF – Evergreen VA Special Equity Fund – Class 1 (EvSpEq)*

Evergreen VAF – Evergreen VA Special Values Fund – Class 1 (EvSpVal)

Evergreen VAF – Evergreen VA Strategic Income Fund – Class 1 (EvStratInc)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)

Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)

*At December 31, 2005, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered from Evergreen Ultra Advantage contracts and 6% of purchase payments surrendered from Evergreen Ultra Advantage Plus contracts. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company: a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 1.25% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $1,186,938 and $2,685,210, respectively, and total transfers from the Account to the fixed account were $1,703,125 and $1,767,497, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $496,287 and $417,261 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of December 31 for the year indicated, and the contract expense rate, investment income ratio and total returns for each of the periods in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Evergreen VAF – Evergreen VA Balanced Fund – Class 1
2005	1.40%	3,502,945	$15.976999	$55,966,549	2.29%	3.82%
2004	1.40%	4,607,548	15.389274	70,906,819	0.84%	4.82%
2003	1.40%	5,367,567	14.681382	78,803,302	2.11%	14.16%
2002	1.40%	6,266,054	12.860722	80,585,979	1.98%	-10.93%
2001	1.40%	7,795,417	14.438749	112,556,069	2.03%	-9.86%

Evergreen VAF – Evergreen VA Blue Chip Fund
2002	1.40%	747,903	5.713457	4,273,112	0.30%	-23.14%
2001	1.40%	718,594	7.433729	5,341,833	0.47%	-17.78%

Evergreen VAF – Evergreen VA Capital Growth Fund
2002	1.40%	1,351,303	7.129092	9,633,563	0.39%	-23.60%
2001	1.40%	1,010,266	9.331344	9,427,140	0.40%	-14.18%

Evergreen VAF – Evergreen VA Equity Index Fund
2002	1.40%	1,906,903	6.768794	12,907,434	1.26%	-23.55%
2001	1.40%	2,053,891	8.853668	18,184,469	1.06%	-13.21%

Evergreen VAF – Evergreen VA Fund – Class 1
2004	1.40%	3,059,534	14.150513	43,293,976	0.21%	6.87%
2003	1.40%	3,540,468	13.240526	46,877,659	0.48%	25.66%
2002	1.40%	1,889,798	10.536528	19,911,910	0.62%	-23.31%
2001	1.40%	2,360,554	13.739375	32,432,537	0.00%	-19.01%
Initial Funding by Depositor
2003	0.00%	340,945	12.010001	4,094,749	0.48%	4.37%	12/05/03

Evergreen VAF – Evergreen VA Fundamental Large Cap Fund – Class 1
2005	1.40%	3,922,267	19.888874	78,009,474	1.10%	7.49%
2004	1.40%	2,855,378	18.502895	52,832,759	1.12%	7.68%
2003	1.40%	3,232,209	17.183052	55,539,215	0.66%	28.32%
2002	1.40%	2,920,648	13.390766	39,109,714	0.99%	-16.60%
2001	1.40%	3,517,468	16.055130	56,473,406	0.37%	-13.40%

Evergreen VAF – Evergreen VA Global Leaders Fund
2002	1.40%	1,675,951	9.367807	15,699,986	0.59%	-21.38%
2001	1.40%	2,059,019	11.915344	24,533,920	0.40%	-14.65%

Evergreen VAF – Evergreen VA Growth Fund – Class 1
2005	1.40%	402,940	10.855896	4,374,275	0.00%	8.56%	02/23/05

Evergreen VAF – Evergreen VA International Growth Fund – Class 1
2005	1.40%	1,699,057	14.775070	25,103,686	2.25%	14.38%
2004	1.40%	1,966,957	12.917871	25,408,897	1.15%	17.54%
2003	1.40%	2,092,842	10.990104	23,000,551	1.51%	29.49%
2002	1.40%	555,271	8.487318	4,712,762	1.49%	-11.72%
2001	1.40%	586,469	9.614522	5,638,619	0.65%	-19.33%
Initial Funding by Depositor
2003	0.00%	100,000	11.854970	1,185,497	1.51%	31.32%
2002	0.00%	100,000	9.027220	902,722	1.49%	-10.47%
2001	0.00%	100,000	10.082820	1,008,282	0.65%	-16.83%

Evergreen VAF – Evergreen VA Masters Fund
2002	1.40%	2,370,115	7.235419	17,148,775	0.05%	-27.64%
2001	1.40%	2,944,850	9.998534	29,444,183	0.01%	-17.02%
Initial Funding by Depositor
2002	0.00%	400,000	7.646170	3,058,468	0.05%	-26.61%
2001	0.00%	400,000	10.417908	4,167,163	0.01%	-15.84%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Evergreen VAF – Evergreen VA Omega Fund – Class 1
2005	1.40%	2,692,321	$15.309051	$41,216,879	0.20%	2.40%
2004	1.40%	3,423,568	14.950559	51,184,255	0.00%	5.71%
2003	1.40%	3,692,799	14.142571	52,225,672	0.00%	38.08%
2002	1.40%	3,963,383	10.242333	40,594,288	0.00%	-26.43%
2001	1.40%	4,655,745	13.921378	64,814,386	0.00%	-15.99%
Initial Funding by Depositor
2003	0.00%	100,000	15.572600	1,557,260	0.00%	40.04%
2002	0.00%	100,000	11.120340	1,112,034	0.00%	-25.38%
2001	0.00%	100,000	14.902697	1,490,270	0.00%	-14.79%

Evergreen VAF – Evergreen VA Special Equity Fund – Class 1
2004	1.40%	541,644	9.061517	4,908,116	0.00%	4.36%
2003	1.40%	526,431	8.683204	4,571,108	0.00%	49.85%
2002	1.40%	352,742	5.794650	2,044,016	0.00%	-28.20%
2001	1.40%	225,039	8.070709	1,816,224	0.00%	-9.40%

Evergreen VAF – Evergreen VA Special Values Fund – Class 1
2005	1.40%	1,068,745	21.026303	22,471,756	0.96%	9.22%
2004	1.40%	1,186,348	19.251952	22,839,515	0.94%	18.69%
2003	1.40%	1,212,077	16.220420	19,660,398	0.11%	27.71%
2002	1.40%	1,249,735	12.701429	15,873,420	0.15%	-13.82%
2001	1.40%	915,028	14.739002	13,486,600	0.25%	16.45%
Initial Funding by Depositor
2003	0.00%	100,000	17.569980	1,756,998	0.11%	29.52%
2002	0.00%	100,000	13.565860	1,356,586	0.15%	-12.60%
2001	0.00%	100,000	15.521370	1,552,137	0.25%	22.48%

Evergreen VAF – Evergreen VA Strategic Income Fund – Class 1
2005	1.40%	1,736,792	15.327521	26,620,716	4.62%	-2.07%
2004	1.40%	2,000,625	15.651851	31,313,484	4.37%	6.90%
2003	1.40%	2,202,413	14.642074	32,247,894	9.78%	15.12%
2002	1.40%	2,061,377	12.719015	26,218,685	6.27%	13.91%
2001	1.40%	1,558,811	11.166201	17,405,997	5.71%	4.71%

Fidelity® VIP – High Income Portfolio – Initial Class
2005	1.40%	26,622	11.762266	313,135	14.75%	1.27%
2004	1.40%	46,813	11.615081	543,737	9.54%	8.06%
2003	1.40%	77,026	10.748816	827,938	7.26%	25.48%
2002	1.40%	84,264	8.565854	721,793	10.91%	2.00%
2001	1.40%	96,341	8.398274	809,098	14.00%	-12.98%

Fidelity® VIP – Overseas Portfolio – Initial Class
2005	1.40%	31,103	16.975370	527,985	0.70%	17.38%
2004	1.40%	44,308	14.461302	640,751	1.34%	12.05%
2003	1.40%	70,927	12.906677	915,432	0.86%	41.36%
2002	1.40%	91,226	9.130104	832,903	0.88%	-21.40%
2001	1.40%	123,306	11.615508	1,432,262	6.04%	-22.28%

Fidelity® VIP – Overseas Portfolio – Initial Class R
2005	1.40%	10,119	14.370649	145,417	0.80%	17.45%
2004	1.40%	16,902	12.268627	207,364	1.08%	12.11%
2003	1.40%	16,191	10.943179	177,181	0.34%	41.46%
2002	1.40%	4,440	7.735704	34,347	0.00%	-22.64%	05/01/02

Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2005	1.40%	61,162	16.420626	1,004,318	2.55%	2.59%
2004	1.40%	68,066	16.005777	1,089,449	3.35%	3.99%
2003	1.40%	103,491	15.391261	1,592,857	3.93%	16.32%
2002	1.40%	126,519	13.231309	1,674,012	4.17%	-10.01%
2001	1.40%	137,134	14.702505	2,016,213	3.97%	-5.44%

Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2005	1.40%	84,250	22.016884	1,854,922	0.32%	15.31%
2004	1.40%	109,721	19.094446	2,095,062	0.39%	13.86%
2003	1.40%	173,860	16.770045	2,915,640	0.45%	26.67%
2002	1.40%	176,677	13.239461	2,339,108	0.90%	-10.62%
2001	1.40%	219,263	14.812417	3,247,815	0.80%	-13.48%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2005	1.40%	55,988	$11.904596	$666,515	0.92%	7.37%
2004	1.40%	64,695	11.087331	717,295	0.69%	5.69%
2003	1.40%	131,641	10.490353	1,380,961	0.81%	28.06%
2002	1.40%	159,330	8.192003	1,305,232	1.12%	-22.94%
2001	1.40%	186,902	10.630731	1,986,905	0.39%	-15.63%

Gartmore GVIT Government Bond Fund – Class I
2005	1.40%	13,961	15.446353	215,647	2.89%	1.82%
2004	1.40%	24,067	15.169985	365,096	5.69%	1.82%
2003	1.40%	39,038	14.899327	581,640	3.22%	0.57%
2002	1.40%	81,236	14.814551	1,203,475	4.13%	9.43%
2001	1.40%	61,795	13.537897	836,574	3.43%	5.75%

Gartmore GVIT Money Market Fund – Class I
2005	1.40%	1,109,948	12.207269	13,549,434	2.53%	1.23%
2004	1.40%	1,378,800	12.058395	16,626,115	0.75%	-0.60%
2003	1.40%	1,836,896	12.131178	22,283,712	0.50%	-0.78%
2002	1.40%	1,449,943	12.226928	17,728,349	1.16%	-0.21%
2001	1.40%	1,627,401	12.252106	19,939,090	3.48%	2.15%

2005 Reserves for annuity contracts in payout phase:				47,344

2005 Contract owners’ equity				$272,088,052

2004 Reserves for annuity contracts in payout phase:				245,306

2004 Contract owners’ equity				$325,217,996

2003 Contract owners’ equity				$352,195,664

2002 Contract owners’ equity				$320,982,673

2001 Contract owners’ equity				$430,041,192

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

†

Under a substitution order effective in 2003, the Evergreen VAF – Evergreen VA Fund – Class 1 was substituted for the Evergreen VAF – Evergreen VA Masters Fund – Class 1. The financial highlights separately present data for the Evergreen VAF – Evergreen VA Masters Fund – Class 1 and the Evergreen VAF – Evergreen VA Fund – Class 1 through 2002 and only the Evergreen VAF –Evergreen VA Fund – Class 1 thereafter.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE INSURANCE COMPANY	PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	U.S. POSTAGE
PAID
NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company